Net Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share	The computation of basic and diluted net income per ordinary share is as follows:
	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Basic:
Net loss	(60,667)	(43,577)	(512,071)
Less: Net loss attributable to the noncontrolling interests	-	-	(222,401)
Net loss attributable to owners of the Company	(60,667)	(43,577)	(289,670)
Less: Distributed earnings to New Dragon (Note 17)	-	-	826
Net loss attributable to ordinary shares of the Company	(60,667)	(43,577)	(290,496)
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	232,761,359
Basic net loss per ordinary share	(0.671)	(0.482)	(1.244)
Basic net loss per ADS	(1.006)	(0.722)	(1.867)

	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Diluted:
Net loss	(60,667)	(43,577)	(512,071)
Less: Net loss attributable to the noncontrolling interests	-	-	(222,401)
Net loss attributable to owners of the Company	(60,667)	(43,577)	(289,670)
Less: Distributed earnings to New Dragon (Note 17)	-	-	826
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIX	-	-	3,164
Net loss attributable to ordinary shares of the Company	(60,667)	(43,577)	(293,660)
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	232,761,359
Weighted average number of dilutive potential ordinary shares from share options and restricted share units	-	-	-
Total	90,472,014	90,472,014	232,761,359
Diluted net loss per ordinary share	(0.671)	(0.482)	(1.262)
Diluted net loss per ADS	(1.006)	(0.722)	(1.892)